Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 24, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XIII
Central Index Key	dei_EntityCentralIndexKey	0000356349
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2011
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVIX